Supplement to Resource B Prospectus
                       Supplement dated May 1, 2009
            to Prospectus dated May 1, 2002 as supplemented

The disclosure set forth below replaces the information found under the headings
 "Portfolio Fee Waivers and Expense Reimbursements" and "Portfolio Expenses" found on pages 3 of the prospectus.

===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2008. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio -       0.50%	None		0.26%		0.76%	  -0.14%	0.62% (1)
 Class I Shares
Pioneer Fund VCT Portfolio -       0.65%	None		0.09%		0.74%	   None		0.74%
 Class I Shares
Pioneer Growth Opportunities       0.74%	None		0.17%		0.91% (2) -0.06%	0.85% (3)
 VCT Portfolio  -- Class I Shares
Pioneer Mid Cap Value  VCT         0.65%	None		0.12%		0.77%	   None		0.77%
 Portfolio - Class I Shares
Pioneer Money Market VCT           0.40%	None		0.37%		0.77%	   None		0.77%
 Portfolio - Class I Shares

DWS Balanced VIP - Class           0.36% (4)	None		0.25% (4)	0.61%	   None		0.61%
 A Shares
DWS International VIP - Class      0.77% 	None		0.24% (6)	1.01%	  -0.05%	0.96%
 A Shares (5)



The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.

----------------------------------------------------------------------------------------------------------------------------

 1  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which
Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01%
annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.

 2   Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its investment in other companies.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired portfolio fees and expenses.

 3   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.

 4  "Management Fee" restated on an annualized basis to reflect fee changes which took effect May 1, 2008.  "Other
Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.  "Other
Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

 5   Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

 6    "Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.



Explanation of Expense Table

	1.	The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly
		by investing in the certificate.  The Fee Table reflects expenses of the Separate Account as well
		as the portfolios.  Changes to the portfolio expenses affect the results of the expense Examples
		in your prospectus.  Although we have chosen not to update the Examples here, they still generally
		show how expenses and charges affect your certificate value.

	2.	There are situations where all or some of the participant transaction expenses do not apply.
		See Section 5 - Expenses for a complete discussion.

We do not provide updates to any examples or to the underlying portfolios.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com


                       Supplement to Resource B Prospectus
                        dated May 1, 2002 as supplemented

                        Supplement dated April 30, 2009

The disclosure set forth below is added to the prospectus under Section
6: TAXES.

Effective on January 1, 2009, new Department of Treasury 403(b) regulations went into effect. The new regulations generally require employers offering 403(b) plans (also referred to as Tax Shelter Annuities ("TSAs")) to maintain those plans pursuant to a written plan document and to coordinate administration of the plans. Depending on the employer's written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges.

If your certificate is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your purchase payments to or surrender, withdrawals, transfers or loans from your certificate comply with applicable tax requirements before we process those transactions and to decline purchase payments or requests that are not in compliance. These transactions cannot be processed until all information required under the tax law is received. By directing purchase payments to the certificate or requesting any one of these payments, you consent to the sharing of confidential information about you, the certificate, and any other 403(b) certificate, contract, or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Prior to the effective date of the final regulations, participants in 403(b) plans could transfer one annuity or custodial account to another under a tax-deferred transfer (also called a "90-24 transfer"). The new regulations affect these 90-24 transfers. If the 90-24 transfer occurred after September 24, 2007, and it did not comply with the new regulations, then the transfer could become taxable on or after January 1, 2009. Also, if additional contributions were made to the certificate after September 24, 2007, then the transfer may become taxable on or after January 1, 2009.

As a general matter, all certificates that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer's administration. The new rules are complex, and this discussion is not intended as tax advice. The IRS continues to issue guidance and clarification regarding the new rules. Some rules may be subject to difference interpretations. You should consult your own tax advisor or your employer to discuss the new regulations.